Subsequent Events - Additional Information (Detail) € in Thousands, SFr in Thousands, $ in Thousands, $ in Thousands					1 Months Ended	12 Months Ended
	Apr. 27, 2018 USD ($) $ / $ $ / Barrel	Mar. 05, 2018 USD ($)	Feb. 18, 2018 USD ($)	Feb. 12, 2018 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2017 USD ($) $ / $ $ / Barrel	Dec. 31, 2017 MXN ($) $ / Barrel	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)	Jun. 16, 2017 USD ($)	Jun. 15, 2017 USD ($)	Feb. 14, 2017 EUR (€)	Dec. 13, 2016 USD ($)	Sep. 21, 2016 USD ($)	Jun. 14, 2016 CHF (SFr)	Mar. 15, 2016 USD ($)	Mar. 15, 2016 EUR (€)	Feb. 04, 2016 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Debt securities issued			$ 4,000,000
Repayment of revolving credit lines						$ 32,342,434	$ 642,059,819	$ 614,987,329	$ 193,618,498
Exchange rates | $ / $						19.7867
Weighted average price of crude oil | $ / Barrel						56.19	56.19
Damage claimed					$ 139,870
P.M.I. Holdings, B.V. [member]
Disclosure of non-adjusting events after reporting period [line items]
Repayment of revolving credit lines						$ 14,914,000
Outstanding of revolving credit lines						$ 227,500
Series C medium term notes program [member]
Disclosure of non-adjusting events after reporting period [line items]
Debt securities issued			92,000,000							$ 92,000,000	$ 72,000,000	€ 4,250,000	$ 5,500,000	$ 62,000,000	SFr 375,000	$ 62,000,000	€ 2,250,000	$ 5,000,000
Subsequent Event [member]
Disclosure of non-adjusting events after reporting period [line items]
Exchange rates | $ / $	19.0530
Appreciation of foreign currency exchange rate	3.70%
Weighted average price of crude oil | $ / Barrel	60.89
Percentage of average price	8.30%
Subsequent Event [member] | P.M.I. Holdings, B.V. [member]
Disclosure of non-adjusting events after reporting period [line items]
Obtain of revolving credit lines	$ 7,126,000
Repayment of revolving credit lines	6,126,000
Outstanding of revolving credit lines	$ 1,227,500
Five Point Three Five Percentage Notes Due Twenty Twenty Eight [member] | Series C medium term notes program [member]
Disclosure of non-adjusting events after reporting period [line items]
Debt securities issued			$ 2,500,000,000
Interest rate			5.35%
Maturity			2028
Six Point Three Five Percentage Notes Due Twenty Fourty Eight [Member] | Series C medium term notes program [member]
Disclosure of non-adjusting events after reporting period [line items]
Interest rate			6.35%
Maturity			2048
Bonds issued			$ 1,500,000,000
Five Point Five Zero Zero Percentage Bonds Due Twenty Fourty Four [Member] | Series C medium term notes program [member]
Disclosure of non-adjusting events after reporting period [line items]
Interest rate				5.50%
Maturity				2044
Bonds exchanged amount				$ 952,454
New Six Point Three Five Zero Percentage Bonds Due Twenty Fourty Eight [Member] | Series C medium term notes program [member]
Disclosure of non-adjusting events after reporting period [line items]
Interest rate				6.35%
Maturity				2048
Bonds exchanged amount				$ 881,899
Five Point Six Two Five Percentage Bonds Due Twenty Fourty Six [Member] | Series C medium term notes program [member]
Disclosure of non-adjusting events after reporting period [line items]
Interest rate				5.625%
Maturity				2046
Bonds exchanged amount				$ 1,021,065
Six Point Three Five Percentage Bonds Due Twenty Fourty Eight [Member] | Series C medium term notes program [member]
Disclosure of non-adjusting events after reporting period [line items]
Interest rate				6.35%
Maturity				2048
Bonds exchanged amount				$ 946,764
Three Point One Two Five Percentage Bonds Repurchased Due Twenty Ninteen [Member]
Disclosure of non-adjusting events after reporting period [line items]
Interest rate		3.125%
Maturity		2019
Bonds purchased		$ 138,598
Five Point Five Zero Zero Percentage Bonds Repurchased Due Twenty Ninteen [Member]
Disclosure of non-adjusting events after reporting period [line items]
Interest rate		5.50%
Maturity		2019
Bonds purchased		$ 558,644
Eight Point Zero Zero Zero Percentage Bonds Repurchased Due Twenty Ninteen [Member]
Disclosure of non-adjusting events after reporting period [line items]
Interest rate		8.00%
Maturity		2019
Bonds purchased		$ 91,843
Six Point Zero Zero Zero Percentage Bonds Repurchased Due Twenty Twenty [Member]
Disclosure of non-adjusting events after reporting period [line items]
Interest rate		6.00%
Maturity		2020
Bonds purchased		$ 183,017
Three Point Five Zero Zero Percentage Bonds Repurchased Due Twenty Twenty [Member]
Disclosure of non-adjusting events after reporting period [line items]
Interest rate		3.50%
Maturity		2020
Bonds purchased		$ 817,303